Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Disclosure of classes of share capital	The following table provides the number and value of shares outstanding at the beginning and at the end of the period, which are further reconciled to their movements in subsequent sections of this note:

	Group
	Issued and fully paid		Issued and fully paid
	2024	2024	2023	2023
	Number	$'000	Number	$'000
Ordinary Shares of $0.000165 each	—	—	106,491,588	18
Ordinary Shares of $0.001551 each	72,221,843	112	—	—
Non-voting Ordinary Shares of $0.000165 each	—	—	3,986,376	1
Deferred Shares of $0.000469 each	4,129,436	3	107,491,490	69
Growth Shares of $0.000165 each	—	—	24,892,848	4
	76,351,279	115	242,862,302	92
The following table provides a reconciliation of the share reorganisation activities outlined above:

	Group
	Ordinary shares of $0.001551 Number	Ordinary shares of $0.000165 Number	Non-voting Ordinary Shares of $0.000165 Number	Deferred Shares of £0.000469 Number	Growth Shares of $0.000165 Number	Total Number
At 1 January 2024	—	106,491,588	3,986,376	107,491,490	24,892,848	242,862,302
Ordinary shares reorganisation pre-IPO (1)	—	22,049,526	(3,986,376)	2,806,815	(24,892,848)	(4,022,883)
Total: Post ordinary shares organisation	—	128,541,114	—	110,298,305	—	238,839,419
Reverse share split (2)	68,375,690	(128,541,114)	—	—	—	(60,165,424)
Deferred share cancellation (3)	—	—	—	(106,168,869)	—	(106,168,869)
Total: Post share capital organisation	68,375,690	—	—	4,129,436	—	72,505,126
IPO	3,846,153	—	—	—	—	3,846,153
At 31 December 2024	72,221,843	—	—	4,129,436	—	76,351,279
The following table provides a reconciliation of the prior year movements in the Group's share capital:

	Group
	Ordinary shares Number	Non-voting ordinary shares Number	Deferred shares Number	Growth shares Number	Total Number
At 1 January 2023	106,491,588	3,986,376	107,462,989	24,992,848	242,933,801
Movement during the year	0	0	28,501	(100,000)	(71,499)
At 31 December 2023	106,491,588	3,986,376	107,491,490	24,892,848	242,862,302
The rights of the shares are as follows:

Class of share	Rights
Ordinary Shares
Full voting rights and right to participate in ordinary dividends ranking pari passu with non-voting ordinary shares. In the event of a winding up, entitled to a return of capital ranking pari passu with non-voting ordinary shares and no right of redemption.

Non-voting Ordinary Shares	As per ordinary shares, other than having no voting rights.
Deferred Shares
No voting rights, no right to participate in dividends or distributions and no right to redemption. On a return of capital on a winding up or otherwise, the assets of the Company available for distribution to its members shall be applied in paying a sum equal to £1 to the holders of the deferred shares pro rata according to the number of deferred shares held by them
(rounded to the nearest £0.01, but such that the total paid in aggregate to all the holders shall in no event exceed £1).

Growth Shares
Following its initial public offering, the Company no longer has any growth shares. Growth shares were issued in several series as part of a share-
based remuneration scheme. On a liquidity event such as an initial public offering or a sale, the growth shares entitled the holder thereof to a return should the proceeds exceed a specific level, as set for each series on issuance. The holders of growth shares had no voting rights, no rights to participate in dividends, no entitlements to participate in a winding up and could not impact the timing of a liquidity event. The growth shares were redeemable on a liquidity event in cash or by conversion into non-voting ordinary shares, as elected by the holders thereof. In the absence of such an election, the default settlement was conversion into non-voting ordinary shares. Prior to the initial public offering the holders of the growth shares elected to equity settle their awards.